Investments in associates and joint ventures (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Current Assets	$ 797,719	$ 751,656
Non-current Assets	4,056,934	3,738,312
Current Liabilities	455,469	452,502
Non-current Liabilities	1,978,774	1,804,592
Net assets	4,854,653	4,489,968
Revenues	657,599	625,706	$ 611,728
Comprehensive loss for the year	420,977	261,911	(62,937)
Total comprehensive income / (loss)	419,228	260,840	(70,040)
Cash of operating activities	151,288	348,184	192,723
Cash of investing activities	(283,593)	(109,871)	155,004
Cash of financing activities	12,570	47,430	$ (355,516)
BHSA [Member]
Statement [Line Items]
Current Assets	2,732,324	2,358,673
Non-current Assets	1,207,912	2,268,697
Current Liabilities	3,269,047	3,992,329
Non-current Liabilities	17,083	14,148
Net assets	$ 654,106	$ 620,893
% ownership interest held	29.12%	29.12%
Interest in associate and joint venture	$ 190,476	$ 180,804
Goodwill and others	(35)	(2,064)
Book value	190,441	178,740
Revenues	1,287,153	1,316,136
Comprehensive loss for the year	54,205	62,172
Total comprehensive income / (loss)	54,205	62,172
Dividend distribution	(14,022)	(95,300)
Cash of operating activities	(14,690)	192,931
Cash of investing activities	(1,523)	(3,555)
Cash of financing activities	(15,801)	86,065
Changes in cash and cash equivalents	(32,014)	275,441
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Current Assets	2,740	6,093
Non-current Assets	26,632	26,844
Current Liabilities	2,025	1,803
Non-current Liabilities	8,610	9,193
Net assets	$ 18,737	$ 21,941
% ownership interest held	50.00%	50.00%
Interest in associate and joint venture	$ 9,369	$ 10,971
Goodwill and others	386	385
Book value	9,755	11,356
Revenues	9,072	8,407
Comprehensive loss for the year	2,798	7,175
Total comprehensive income / (loss)	2,798	7,175
Dividend distribution	(6,001)	(1,034)
Cash of operating activities	4,214	4,042
Cash of investing activities	(2,853)	(2,261)
Cash of financing activities	(2,170)	(1,066)
Changes in cash and cash equivalents	$ (809)	$ 715